Balance Sheet Components (Prepaid Expenses and Other Current Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance Sheet Components [Abstract]
Vendor deposits		$ 129	$ 5,312
Non-trade receivables	1,548	1,019
Other current assets		1,448	74
Other current assets	1,721	558
Prepaid Expenses and Other Current Assets	$ 3,269	$ 1,577	$ 5,386